Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [abstract]
Employee compensation and benefits	$ 27,458	$ 23,046
Third party and contractors costs	46,599	43,041
Depreciation	31,409	58,175
Consumables	34,655	27,659
Changes in inventory and other	6,468	7,233
Total Mining costs	$ 146,589	$ 159,154